UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6424

        Nuveen New York Quality Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:         6/30/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New York Quality Income Municipal Fund, Inc. (NUN)
	June 30, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 23.0% (14.4% of Total Investments)
$ 500	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing	8/10 at 102.00	AAA	$533,350
	Corporation, University of Buffalo Lakeside Cottage Project, Series 2000B, 5.625%, 8/01/20 –
	AMBAC Insured
	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing
	Corporation, University of Buffalo Project, Series 2000A:
1,065	5.625%, 8/01/20 – AMBAC Insured	8/10 at 102.00	AAA	1,136,036
610	5.750%, 8/01/25 – AMBAC Insured	8/10 at 102.00	AAA	652,236
6,000	Dormitory Authority of the State of New York, Consolidated Revenue Bonds, City University	No Opt. Call	AAA	6,404,160
	System, Series 1993A, 5.750%, 7/01/13 – MBIA Insured
1,000	Dormitory Authority of the State of New York, General Revenue Bonds, New York University,	No Opt. Call	AAA	1,152,790
	Series 2001-1, 5.500%, 7/01/40 – AMBAC Insured
4,625	Dormitory Authority of the State of New York, Insured Revenue Bonds, Barnard College, Series	7/07 at 101.00	AAA	4,675,690
	1996, 5.250%, 7/01/26 – AMBAC Insured
670	Dormitory Authority of the State of New York, Insured Revenue Bonds, Fordham University,	7/12 at 100.00	AAA	695,654
	Series 2002, 5.000%, 7/01/19 – FGIC Insured
2,750	Dormitory Authority of the State of New York, Insured Revenue Bonds, Yeshiva University,	7/11 at 100.00	AAA	2,823,178
	Series 2001, 5.000%, 7/01/26 – AMBAC Insured
2,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	No Opt. Call	AAA	2,122,980
	Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – XLCA Insured
745	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A,	7/17 at 100.00	AAA	773,832
	5.000%, 7/01/37 (WI/DD, Settling 7/11/07) – FGIC Insured
2,000	Dormitory Authority of the State of New York, Revenue Bonds, City University of New York,	No Opt. Call	AAA	2,228,180
	Series 2005A, 5.500%, 7/01/18 – FGIC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of
	Technology, Series 2006A:
800	5.250%, 7/01/20 – AMBAC Insured	No Opt. Call	Aaa	875,528
640	5.250%, 7/01/21 – AMBAC Insured	No Opt. Call	Aaa	701,702
4,000	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	No Opt. Call	AAA	4,496,920
	Facilities, 1989 Resolution, Series 2000C, 5.750%, 5/15/16 – FSA Insured
1,915	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue	No Opt. Call	AAA	2,129,940
	Bonds, City University System, Series 1993A, 5.750%, 7/01/18 – FSA Insured
2,000	Dormitory Authority of the State of New York, Third General Resolution Consolidated Revenue	7/08 at 102.00	AAA	2,045,300
	Bonds, City University System, Series 1998-1, 5.000%, 7/01/26 – FGIC Insured
6,415	Nassau County Industrial Development Agency, New York, Revenue Refunding Bonds, Hofstra	7/08 at 102.00	AAA	6,576,658
	University, Series 1998, 5.000%, 7/01/23 – MBIA Insured
4,775	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Trinity	12/07 at 102.00	AAA	4,874,320
	Episcopal School, Series 1997, 5.250%, 6/15/27 – MBIA Insured
2,000	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball	1/17 at 100.00	AAA	2,074,300
	Stadium Project, Series 2006, 5.000%, 1/01/36 – AMBAC Insured
13,450	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Queens Baseball	1/17 at 100.00	AAA	13,939,177
	Stadium Project, Series 2006, 5.000%, 1/01/39 – AMBAC Insured (UB)
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium
	Project, Series 2006:
1,215	5.000%, 3/01/31 – FGIC Insured	9/16 at 100.00	AAA	1,263,406
1,350	5.000%, 3/01/36 – MBIA Insured	9/16 at 100.00	AAA	1,398,641
8,495	5.000%, 3/01/36 – MBIA Insured (UB)	9/16 at 100.00	AAA	8,801,075
6,250	New York City Trust for Cultural Resources, New York, Revenue Refunding Bonds, Museum of	7/07 at 102.00	AAA	6,383,688
	Modern Art, Series 1996A, 5.500%, 1/01/21 – AMBAC Insured
1,005	New York Industrial Development Agency, Revenue Bonds, Yankee Stadium, Series 2006, Residuals	9/16 at 100.00	AAA	1,093,098
	1875, 6.951%, 3/01/46 – FGIC Insured (IF)
1,005	New York State Dormitory Authority, Revenue Bonds, New York University, Series 2007, 5.000%,	7/17 at 100.00	Aaa	1,047,180
	7/01/32 (WI/DD, Settling 7/12/07) – AMBAC Insured

77,280	Total Education and Civic Organizations			80,899,019

	Health Care – 15.5% (9.7% of Total Investments)
750	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	2/15 at 100.00	AAA	772,725
	Hospital for Special Surgery, Series 2005, 5.000%, 8/15/33 – MBIA Insured
3,995	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	8/07 at 102.00	AAA	4,102,266
	Millard Fillmore Hospitals, Series 1997, 5.375%, 2/01/32 – AMBAC Insured
7,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, New	2/08 at 101.00	AAA	7,024,220
	York and Presbyterian Hospital, Series 1998, 4.750%, 8/01/27 – AMBAC Insured
2,700	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	AAA	2,784,996
	Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured
1,000	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	AAA	1,038,640
	Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured
9,000	Dormitory Authority of the State of New York, Hospital Revenue Bonds, Catholic Health Services	7/09 at 101.00	AAA	9,349,650
	of Long Island Obligated Group – St. Francis Hospital, Series 1999A, 5.500%, 7/01/24 –
	MBIA Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer
	Center, Series 2003-1:
2,500	5.000%, 7/01/21 – MBIA Insured	7/13 at 100.00	AAA	2,603,175
3,300	5.000%, 7/01/22 – MBIA Insured	7/13 at 100.00	AAA	3,412,827
2,655	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AAA	2,839,045
	Hospital, Series 2004A, 5.250%, 8/15/15 – FSA Insured
9,000	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University	7/11 at 101.00	AAA	9,368,999
	Health System Obligated Group, Series 2001B, 5.250%, 7/01/31 – AMBAC Insured
	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds,
	Series 2003A:
2,800	5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	AAA	2,938,712
3,065	5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	AAA	3,216,840
1,265	New York State Dormitory Authority, Revenue Bonds, North Shore Jewish Obligated Group, Series	No Opt. Call	AAA	1,409,261
	2007A, 5.250%, 7/01/34 – FGIC Insured
3,350	New York State Medical Care Facilities Finance Agency, FHA-Insured Mortgage Revenue Bonds,	8/07 at 100.00	AAA	3,427,586
	Montefiore Medical Center, Series 1995A, 5.750%, 2/15/25 – AMBAC Insured

52,380	Total Health Care			54,288,942

	Housing/Multifamily – 3.8% (2.4% of Total Investments)
	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds,
	Series 2005A:
1,500	5.000%, 7/01/14 – FGIC Insured	No Opt. Call	AAA	1,583,820
1,500	5.000%, 7/01/16 – FGIC Insured	7/15 at 100.00	AAA	1,584,525
5,515	5.000%, 7/01/25 – FGIC Insured	7/15 at 100.00	AAA	5,715,525
2,242	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	7/07 at 105.00	AAA	2,358,093
	Pass-Through Certificates, Series 1991C, 6.500%, 2/20/19 – AMBAC Insured
560	New York City, New York, Multifamily Housing Revenue Bonds, Seaview Towers, Series 2006A,	1/17 at 100.00	AAA	534,733
	4.750%, 7/15/39 – AMBAC Insured (Alternative Minimum Tax)
50	New York State Housing Finance Agency, FHA-Insured Multifamily Housing Mortgage Revenue Bonds,	8/07 at 100.00	AAA	50,068
	Series 1994B, 6.250%, 8/15/14 – AMBAC Insured
1,455	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project,	11/07 at 101.00	AAA	1,471,965
	Series 1996A, 6.125%, 11/01/20 – FSA Insured

12,822	Total Housing/Multifamily			13,298,729

	Industrials – 1.1% (0.7% of Total Investments)
3,765	Syracuse Industrial Development Authority, New York, PILOT Mortgage Revenue Bonds, Carousel	1/17 at 100.00	AAA	3,842,107
	Center Project, Series 2007A, 5.000%, 1/01/36 – XLCA Insured (Alternative Minimum Tax)

	Long-Term Care – 1.3% (0.8% of Total Investments)
4,450	Castle Rest Residential Healthcare Facility, Syracuse, New York, FHA-Insured Mortgage Revenue	8/07 at 102.00	AAA	4,535,885
	Bonds, Series 1997A, 5.750%, 8/01/37

	Tax Obligation/General – 12.9% (8.1% of Total Investments)
1,500	Erie County, New York, General Obligation Bonds, Series 2003A, 5.250%, 3/15/16 – FGIC Insured	3/13 at 100.00	Aaa	1,591,650
805	Erie County, New York, General Obligation Bonds, Series 2004B, 5.250%, 4/01/13 – MBIA Insured	No Opt. Call	Aaa	856,866
5,975	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A,	2/17 at 100.00	AAA	5,661,313
	4.500%, 2/15/47 – MBIA Insured (UB)
	Monroe County, New York, General Obligation Public Improvement Bonds, Series 2002:
2,250	5.000%, 3/01/15 – FGIC Insured	3/12 at 100.00	AAA	2,349,585
1,000	5.000%, 3/01/17 – FGIC Insured	3/12 at 100.00	AAA	1,038,200
	New York City, New York, General Obligation Bonds, Fiscal Series 2001D:
5,360	5.250%, 8/01/15 – MBIA Insured	8/10 at 101.00	AAA	5,592,785
2,095	5.250%, 8/01/15 – FSA Insured	8/10 at 101.00	AAA	2,185,986
5,000	5.000%, 8/01/16 – FGIC Insured	8/10 at 101.00	AAA	5,193,900
5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2002C, 5.125%, 3/15/25 –	3/12 at 100.00	AAA	5,199,850
	FSA Insured
	New York City, New York, General Obligation Bonds, Fiscal Series 2004E:
3,350	5.000%, 11/01/19 – FSA Insured	11/14 at 100.00	AAA	3,508,958
1,700	5.000%, 11/01/20 – FSA Insured	11/14 at 100.00	AAA	1,779,560
4,130	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/19 –	3/15 at 100.00	AAA	4,332,659
	FGIC Insured
	Peru Central School District, Clinton County, New York, General Obligation Refunding Bonds,
	Series 2002B:
1,845	4.000%, 6/15/18 – FGIC Insured	6/12 at 100.00	AAA	1,806,476
1,915	4.000%, 6/15/19 – FGIC Insured	6/12 at 100.00	AAA	1,856,458
2,305	Yonkers, New York, General Obligation Bonds, Series 2005B, 5.000%, 8/01/20 – MBIA Insured	8/15 at 100.00	AAA	2,408,564

44,230	Total Tax Obligation/General			45,362,810

	Tax Obligation/Limited – 50.6% (31.6% of Total Investments)
3,340	Dormitory Authority of the State of New York, 853 Schools Program Insured Revenue Bonds,	7/09 at 101.00	AAA	3,477,307
	Harmony Heights School, Issue 1, Series 1999C, 5.500%, 7/01/18 – AMBAC Insured
5	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health	8/07 at 102.00	AAA	5,108
	Services Facilities, Series 1997A, 5.750%, 8/15/22 – MBIA Insured
	Dormitory Authority of the State of New York, Lease Revenue Bonds, Madison-Oneida Board of
	Cooperative Educational Services, Series 2002:
1,045	5.250%, 8/15/20 – FSA Insured	8/12 at 100.00	AAA	1,100,260
1,100	5.250%, 8/15/21 – FSA Insured	8/12 at 100.00	AAA	1,158,168
1,135	5.250%, 8/15/22 – FSA Insured	8/12 at 100.00	AAA	1,194,758
3,610	Dormitory Authority of the State of New York, Revenue Bonds, Department of Health, Series	7/14 at 100.00	AAA	3,776,999
	2004-2, 5.000%, 7/01/20 – FGIC Insured
5	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	8/07 at 101.00	AAA	5,034
	Improvements, Series 1996B, 5.125%, 8/15/21 – MBIA Insured
195	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	8/10 at 100.00	AAA	201,453
	Improvements, Series 2000D, 5.250%, 8/15/30 – FSA Insured
1,490	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	2/15 at 100.00	AAA	1,538,053
	Improvements, Series 2005B, 5.000%, 2/15/30 – AMBAC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities
	Improvements, Series 2005D-1:
2,300	5.000%, 2/15/15 – FGIC Insured	No Opt. Call	AAA	2,436,321
1,200	5.000%, 8/15/23 – FGIC Insured	2/15 at 100.00	AAA	1,247,352
7,900	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing	10/12 at 100.00	AAA	8,325,099
	Program, Series 2002D, 5.250%, 10/01/23 – MBIA Insured
1,040	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	1,089,722
	2005F, 5.000%, 3/15/21 – FSA Insured
	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo
	City School District, Series 2003:
1,200	5.750%, 5/01/20 – FSA Insured	5/12 at 100.00	AAA	1,290,120
1,000	5.750%, 5/01/22 – FSA Insured	5/12 at 100.00	AAA	1,073,510
1,710	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/14 at 100.00	AAA	1,877,751
	City School District, Series 2004, 5.750%, 5/01/26 – FSA Insured
7,500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A,	11/12 at 100.00	AAA	7,849,500
	5.250%, 11/15/25 – FSA Insured
5,100	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2006,	11/16 at 100.00	AAA	5,291,097
	5.000%, 11/15/31 – MBIA Insured
4,600	Metropolitan Transportation Authority, New York, State Service Contract Bonds, Series 2002B,	7/12 at 100.00	AAA	4,902,680
	5.500%, 7/01/18 – MBIA Insured
	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,
	Series 2002A:
2,000	5.750%, 7/01/18 – FSA Insured	No Opt. Call	AAA	2,271,900
3,000	5.500%, 1/01/19 – MBIA Insured	7/12 at 100.00	AAA	3,197,400
6,000	5.500%, 1/01/20 – MBIA Insured	7/12 at 100.00	AAA	6,389,220
3,000	5.000%, 7/01/25 – FGIC Insured	7/12 at 100.00	AAA	3,085,500
8,000	5.000%, 7/01/30 – AMBAC Insured	7/12 at 100.00	AAA	8,200,880
	Nassau County Interim Finance Authority, New York, Sales Tax Secured Revenue Bonds,
	Series 2003A:
1,555	4.750%, 11/15/21 – AMBAC Insured	11/13 at 100.00	AAA	1,590,547
1,555	4.750%, 11/15/22 – AMBAC Insured	11/13 at 100.00	AAA	1,587,950
3,240	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball	1/17 at 100.00	AAA	3,337,621
	Stadium Project, Series 2006, 5.000%, 1/01/46 (WI/DD, Settling 7/02/07) – AMBAC Insured
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
2,720	5.000%, 10/15/25 – MBIA Insured	10/14 at 100.00	AAA	2,828,474
1,990	5.000%, 10/15/26 – MBIA Insured	10/14 at 100.00	AAA	2,066,834
3,470	5.000%, 10/15/29 – AMBAC Insured	10/14 at 100.00	AAA	3,599,570
1,500	5.000%, 10/15/32 – AMBAC Insured	10/14 at 100.00	AAA	1,555,065
4,100	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	AAA	4,268,879
	Series 2007S-1, 5.000%, 7/15/31 – FGIC Insured
1,600	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	AAA	1,667,168
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal
	Series 2002B:
10,170	5.250%, 5/01/12 – MBIA Insured	11/11 at 101.00	AAA	10,731,485
2,420	5.250%, 5/01/17 – MBIA Insured	11/11 at 101.00	AAA	2,562,611
970	5.000%, 5/01/30 – MBIA Insured	11/11 at 101.00	AAA	994,357
5,345	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	8/12 at 100.00	AAA	5,633,309
	Series 2003C, 5.250%, 8/01/21 – AMBAC Insured
1,995	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	AAA	2,097,304
	Series 2003E, 5.250%, 2/01/22 – MBIA Insured
1,845	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/14 at 100.00	AAA	1,926,955
	Series 2004C, 5.000%, 2/01/19 – XLCA Insured
3,500	New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds,	2/13 at 100.00	AAA	3,625,720
	Fiscal Series 2003D, 5.000%, 2/01/22 – MBIA Insured
	New York Convention Center Development Corporation, Hotel Unit Fee Revenue Bonds, Series 2005:
2,535	5.000%, 11/15/30 – AMBAC Insured	11/15 at 100.00	AAA	2,623,421
6,065	5.000%, 11/15/44 – AMBAC Insured	11/15 at 100.00	AAA	6,221,598
3,750	New York State Local Government Assistance Corporation, Revenue Bonds, Series 1993E, 5.250%,	No Opt. Call	AAA	4,032,338
	4/01/16 – FSA Insured
1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation,	4/14 at 100.00	AAA	1,044,770
	Series 2004, 5.000%, 4/01/22 – MBIA Insured
	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation,
	Series 2005B:
8,455	5.500%, 4/01/20 – AMBAC Insured	No Opt. Call	AAA	9,464,695
2,600	5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AAA	2,724,826
1,000	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2004A,	9/14 at 100.00	AAA	1,038,230
	5.000%, 3/15/24 – AMBAC Insured
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
12,400	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AAA	13,085,964
1,000	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AAA	1,050,500
3,190	New York State Urban Development Corporation, Revenue Refunding Bonds, State Facilities,	No Opt. Call	AAA	3,443,127
	Series 1995, 5.600%, 4/01/15 – MBIA Insured
1,980	Niagara Falls City School District, Niagara County, New York, Certificates of Participation,	6/15 at 100.00	AAA	2,039,578
	High School Facility, Series 2005, 5.000%, 6/15/28 – FSA Insured
	Puerto Rico Highway and Transportation Authority, Highway Revenue Refunding Bonds,
	Series 2002E:
3,000	5.500%, 7/01/14 – FSA Insured	No Opt. Call	AAA	3,269,700
6,000	5.500%, 7/01/18 – FSA Insured	No Opt. Call	AAA	6,678,960

168,425	Total Tax Obligation/Limited			177,776,748

	Transportation – 14.8% (9.2% of Total Investments)
9,700	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2006B,	11/16 at 100.00	AAA	9,330,915
	4.500%, 11/15/36 – FSA Insured
	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,
	Series 2002A:
3,815	5.500%, 11/15/19 – AMBAC Insured	11/12 at 100.00	AAA	4,082,584
4,000	5.125%, 11/15/22 – FGIC Insured	11/12 at 100.00	AAA	4,184,120
	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,
	Series 2002E:
2,665	5.500%, 11/15/21 – MBIA Insured	11/12 at 100.00	AAA	2,851,923
8,500	5.000%, 11/15/25 – MBIA Insured	11/12 at 100.00	AAA	8,745,140
	New York State Thruway Authority, General Revenue Bonds, Series 2005F:
2,665	5.000%, 1/01/20 – AMBAC Insured	1/15 at 100.00	AAA	2,797,530
2,795	5.000%, 1/01/30 – AMBAC Insured	1/15 at 100.00	AAA	2,889,471
1,700	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 –	7/15 at 100.00	AAA	1,762,968
	FSA Insured
2,500	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara	4/09 at 101.00	AAA	2,583,825
	International Airport, Series 1999A, 5.625%, 4/01/29 – MBIA Insured (Alternative Minimum Tax)
1,700	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth	6/15 at 101.00	AAA	1,766,674
	Series 2005, 5.000%, 12/01/31 – XLCA Insured
5,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 2002A,	1/12 at 100.00	AAA	5,227,050
	5.250%, 1/01/20 – FGIC Insured
	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue
	Refunding Bonds, Series 2002E:
1,570	5.500%, 11/15/20 – MBIA Insured	No Opt. Call	AAA	1,764,319
3,800	5.250%, 11/15/22 – MBIA Insured	11/12 at 100.00	AAA	4,008,810

50,410	Total Transportation			51,995,329

	U.S. Guaranteed – 21.1% (13.2% of Total Investments) (4)
2,625	Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds, Suffolk	No Opt. Call	AAA	3,035,708
	County Issue, Series 1986, 7.375%, 7/01/16 (ETM)
1,410	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/11 at 100.00	AAA	1,494,783
	Facilities, Series 2001, 5.500%, 7/01/20 (Pre-refunded 7/01/11) – FGIC Insured
175	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	8/10 at 100.00	Aaa	182,173
	Improvements, Series 2000D, 5.250%, 8/15/30 (Pre-refunded 8/15/10) – FSA Insured
1,500	Dormitory Authority of the State of New York, Revenue Bonds, State Personal Income Tax, Series	3/13 at 100.00	AAA	1,580,910
	2003A, 5.000%, 3/15/32 (Pre-refunded 3/15/13) – FGIC Insured
6,100	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	5/12 at 101.00	AAA	6,475,089
	Facilities, Series 2002A, 5.125%, 5/15/19 (Pre-refunded 5/15/12) – FGIC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, University of Rochester,
	Series 2000A:
1,990	0.000%, 7/01/17 (Pre-refunded 7/01/10) – MBIA Insured	7/10 at 101.00	AAA	1,786,980
2,230	0.000%, 7/01/18 (Pre-refunded 7/01/10) – MBIA Insured	7/10 at 101.00	AAA	2,002,495
2,495	0.000%, 7/01/19 (Pre-refunded 7/01/10) – MBIA Insured	7/10 at 101.00	AAA	2,240,460
1,870	0.000%, 7/01/21 (Pre-refunded 7/01/10) – MBIA Insured	7/10 at 101.00	AAA	1,679,223
2,765	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A,	6/08 at 101.00	AAA	2,828,706
	5.125%, 12/01/22 (Pre-refunded 6/01/08) – FSA Insured
2,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	9/11 at 100.00	AAA	2,631,400
	5.250%, 9/01/28 (Pre-refunded 9/01/11) – FSA Insured
	Longwood Central School District, Suffolk County, New York, Series 2000:
910	5.750%, 6/15/19 (Pre-refunded 6/15/11) – FGIC Insured	6/11 at 101.00	Aaa	980,243
1,410	5.750%, 6/15/20 (Pre-refunded 6/15/11) – FGIC Insured	6/11 at 101.00	Aaa	1,518,838
3,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1998A,	10/15 at 100.00	AAA	3,148,080
	4.750%, 4/01/28 (Pre-refunded 10/01/15) – FGIC Insured
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A:
4,000	5.000%, 4/01/17 (Pre-refunded 10/01/14) – FSA Insured	10/14 at 100.00	AAA	4,254,680
1,000	5.000%, 4/01/29 (Pre-refunded 10/01/14) – FSA Insured	10/14 at 100.00	AAA	1,063,670
	Metropolitan Transportation Authority, New York, Transit Facilities Revenue Bonds, Series 1998B:
10,000	4.875%, 7/01/18 – FGIC Insured (ETM)	7/08 at 101.00	AAA	10,202,799
4,500	4.750%, 7/01/26 – FGIC Insured (ETM)	7/08 at 101.00	AAA	4,540,095
	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue
	Bonds, Fiscal Series 2002A:
2,000	5.750%, 6/15/27 (Pre-refunded 6/15/11) – MBIA Insured	6/11 at 100.00	AAA	2,131,900
4,000	5.250%, 6/15/33 (Pre-refunded 6/15/11) – FGIC Insured	6/11 at 100.00	AAA	4,201,600
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal
	Series 1998A:
15	5.000%, 8/15/27 (Pre-refunded 8/15/07) – MBIA Insured	8/07 at 101.00	Aaa	15,172
75	5.000%, 8/15/27 (Pre-refunded 8/15/07) – MBIA Insured	8/07 at 101.00	AAA	75,862
30	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	11/11 at 101.00	Aaa	31,589
	Series 2002B, 5.000%, 5/01/30 (Pre-refunded 11/01/11) – MBIA Insured
655	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	8/12 at 100.00	Aaa	694,968
	Series 2003C, 5.250%, 8/01/21 (Pre-refunded 8/01/12) – AMBAC Insured
6,965	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2002A, 5.250%,	4/12 at 100.00	AAA	7,364,443
	4/01/20 (Pre-refunded 4/01/12) – FSA Insured
6,000	New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional	1/11 at 100.00	AAA	6,270,000
	Facilities, Series 2000C, 5.250%, 1/01/30 (Pre-refunded 1/01/11) – FSA Insured
	Putnam Valley Central School District, Putnam and Westchester Counties, New York, General
	Obligation Bonds, Series 1999:
525	5.875%, 6/15/19 (Pre-refunded 6/15/10) – FSA Insured	6/10 at 100.00	Aaa	554,552
525	5.875%, 6/15/25 (Pre-refunded 6/15/10) – FSA Insured	6/10 at 100.00	Aaa	554,552
525	5.875%, 6/15/27 (Pre-refunded 6/15/10) – FSA Insured	6/10 at 100.00	Aaa	554,552

71,795	Total U.S. Guaranteed			74,095,522

	Utilities – 10.6% (6.6% of Total Investments)
1,650	Islip Resource Recovery Agency, New York, Revenue Bonds, Series 1994B, 7.250%, 7/01/11 –	No Opt. Call	AAA	1,836,978
	AMBAC Insured (Alternative Minimum Tax)
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
4,000	0.000%, 6/01/24 – FSA Insured	No Opt. Call	AAA	1,855,840
4,000	0.000%, 6/01/25 – FSA Insured	No Opt. Call	AAA	1,761,120
5,000	0.000%, 6/01/26 – FSA Insured	No Opt. Call	AAA	2,087,400
7,000	0.000%, 6/01/27 – FSA Insured	No Opt. Call	AAA	2,774,310
10,500	0.000%, 6/01/28 – FSA Insured	No Opt. Call	AAA	3,932,145
7,000	0.000%, 6/01/29 – FSA Insured	No Opt. Call	AAA	2,495,850
2,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	9/11 at 100.00	AAA	2,567,000
	5.000%, 9/01/27 – FSA Insured
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
6,180	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	AAA	6,453,280
8,020	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	AAA	8,338,635
750	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	AAA	774,218
	5.000%, 12/01/35 – CIFG Insured
	Power Authority of the State of New York, General Revenue Bonds, Series 2006A:
1,300	5.000%, 11/15/18 – FGIC Insured	11/15 at 100.00	AAA	1,372,748
865	5.000%, 11/15/19 – FGIC Insured	11/15 at 100.00	AAA	910,283

58,765	Total Utilities			37,159,807

	Water and Sewer – 5.2% (3.3% of Total Investments)
830	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/10 at 101.00	AAA	884,988
	Bonds, Fiscal Series 2000B, 6.100%, 6/15/31 – MBIA Insured
1,360	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/10 at 101.00	AAA	1,446,333
	Bonds, Fiscal Series 2000B, 6.000%, 6/15/33 – MBIA Insured
2,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/14 at 100.00	AAA	2,058,560
	Bonds, Fiscal Series 2004C, 5.000%, 6/15/35 – AMBAC Insured
6,525	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/15 at 100.00	AAA	6,769,883
	Bonds, Fiscal Series 2005C, 5.000%, 6/15/27 – MBIA Insured
7,000	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2005C, 5.000%,	6/15 at 100.00	AAA	7,256,831
	6/01/28 – MBIA Insured

17,715	Total Water and Sewer			18,416,595

$ 562,037	Total Investments (cost $545,910,898) – 159.9%			561,671,493

	Floating Rate Obligations – (5.3)%			(18,610,000)

	Other Assets Less Liabilities – 1.5%			5,114,113

	Preferred Shares, at Liquidation Value – (56.1)%			(197,000,000)

	Net Assets Applicable to Common Shares – 100%			$351,175,606

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the portfolio with a 0.00% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
All of the bonds in the Portfolio of Investments are either covered by Original Issue Insurance, Secondary
Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S.
Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140.

At June 30, 2007, the cost of investments was $527,172,767.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2007, were as follows:

Gross unrealized:
Appreciation	$18,112,973
Depreciation	(2,224,816)

Net unrealized appreciation (depreciation) of investments	$15,888,157

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New York Quality Income Municipal Fund, Inc.

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         August 29, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        August 29, 2007

* Print the name and title of each signing officer under his or her signature.